united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 9/30

Date of reporting period: 12/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments |Aggressive Growth
As of December 31, 2015 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 88.5%
	ADVERTISING - 3.1%
32,505	MDC Partners, Inc. Class A	$ 706,009

	APPAREL - 1.4%
505	Carter's, Inc.	44,960
6,070	Crocs, Inc. *	62,157
6,665	Steven Madden Ltd. *	201,416
		308,533
	AUTO PARTS & EQUIPMENT - 0.2%
1,205	Dorman Products, Inc. *	57,201

	BANKS - 8.9%
5,530	Cardinal Financial Corp.	125,807
209,035	First BanCorp. *	679,364
2,400	Hancock Holding Co.	60,408
1,600	Iberiabank Corp.	88,112
28,320	Popular, Inc.	802,589
2,850	PrivateBancorp., Inc.	116,907
4,150	State Bank Financial Corp.	87,274
2,275	Yadkin Financial Corp.	57,262
		2,017,723
	BIOTECHNOLOGY - 2.1%
985	BioMarin Pharmaceutical, Inc. *	103,189
1,975	Charles River Laboratories International, Inc. *	158,770
455	Incyte Corp. *	49,345
2,660	Ionis Pharmaceuticals, Inc. *	164,734
		476,038
	BUILDING MATERIALS - 0.4%
2,350	Apogee Enterprises, Inc.	102,248

	COMMERCIAL SERVICES - 21.2%
8,790	Advisory Board Co. *	436,072
9,840	Cardtronics, Inc. *	331,116
1,320	FTI Consulting Inc. *	45,751
5,400	Grand Canyon Education, Inc. *	216,648
4,110	INC Research Holdings, Inc. - Cl. A *	199,376
80,040	Information Services Group, Inc.	289,745
17,030	KAR Auction Services, Inc.	630,621
22,925	On Assignment, Inc. *	1,030,479
16,400	SEI Investments Co.	859,360
8,560	Team Health Holdings, Inc. *	375,698
14,455	TrueBlue, Inc. *	372,361
		4,787,227
	COMPUTERS - 6.4%
6,880	Cognizant Technology Solutions Corp. - Cl. A *	412,938
3,825	Electronics For Imaging, Inc. *	178,780
2,365	Manhattan Associates, Inc. *	156,492
8,250	MAXIMUS, Inc.	464,062
7,405	WNS Holdings Ltd. (ADR) *	230,962
		1,443,234

Schedule of Investments |Aggressive Growth
As of December 31, 2015 (Unaudited) (Continued)

Shares		Fair Value

	DISTRIBUTION/WHOLESALE - 5.6%
61,415	H&E Equipment Services, Inc.	$ 1,073,534
4,915	HD Supply Holdings, Inc. *	147,597
670	Pool Corp.	54,123
		1,275,254
	DIVERSIFIED FINANCIAL SERVICES - 3.0%
25,255	Cowen Group, Inc. *	96,727
11,510	E*TRADE Financial Corp. *	341,156
5,110	WageWorks, Inc. *	231,841
		669,724
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
1,270	Belden, Inc.	60,554

	ENGINEERING & CONSTRUCTION - 0.5%
1,010	SBA Communications Corp. - Cl. A *	106,121

	HEALTHCARE - PRODUCTS - 2.2%
2,780	Globus Medical, Inc. - Cl. A *	77,340
3,315	Masimo Corp. *	137,606
2,185	NuVasive, Inc. *	118,230
4,950	NxStage Medical, Inc. *	108,454
3,120	Spectranetics Corp. *	46,987
		488,617
	HEALTHCARE - SERVICES - 0.3%
1,050	Centene Corp. *	69,100

	HOLDING COMPANIES - DIVERSIFIED - 0.4%
625	Chimerix, Inc. *	5,594
4,355	Horizon Pharma Plc *	94,373
		99,967
	HOME BUILDERS - 0.3%
1,220	Lennar Corp. - Cl. A	59,670

	HOME FURNISHINGS - 0.3%
700	Harman International Industries, Inc.	65,947

	INSURANCE - 5.1%
17,610	Assured Guaranty Ltd.	465,432
77,980	MGIC Investment Corp. *	688,563
		1,153,995
	LEISURE TIME - 4.8%
21,310	Brunswick Corp.	1,076,368

	MEDIA - 0.6%
14,800	Tribune Publishing Co.	136,456

	OIL & GAS - 1.3%
1,195	Carrizo Oil & Gas, Inc. *	35,348
3,910	Diamondback Energy, Inc. *	261,579
		296,927

Schedule of Investments |Aggressive Growth
As of December 31, 2015 (Unaudited) (Continued)

Shares		Fair Value

	OIL & GAS SERVICES - 1.4%
23,970	Superior Energy Services, Inc.	$ 322,876

	PHARMACEUTICALS - 2.1%
2,087	Akorn, Inc. *	77,866
2,425	Flamel Technologies SA (ADR) *	29,609
3,390	PharMerica Corp. *	118,650
3,575	Quintiles Transnational Holdings, Inc. *	245,460
		471,585
	RETAIL - 7.0%
1,325	Advance Auto Parts, Inc.	199,426
7,525	Express, Inc. *	130,032
4,325	Kona Grill, Inc. *	68,595
26,180	MarineMax, Inc. *	482,236
7,400	Sonic Corp.	239,094
5,315	Tractor Supply Co.	454,433
		1,573,816
	SEMICONDUCTORS - 3.5%
675	Avago Technologies Ltd.	97,976
780	Cavium, Inc. *	51,254
19,615	Cypress Semiconductor Corp.	192,423
1,280	Integrated Device Technology, Inc. *	33,728
1,175	IPG Photonics Corp. *	104,763
1,700	Monolithic Power System, Inc.	108,307
2,295	NXP Semiconductor NV *	193,354
		781,805
	SOFTWARE - 4.8%
1,940	Proofpoint, Inc. *	126,119
2,650	PTC, Inc. *	91,770
1,785	Qlik Teachnologies, Inc. *	56,513
2,825	SPS Commerce, Inc. *	198,343
9,105	SS&C Technologies Holdings, Inc.	621,598
		1,094,343
	TRANSPORTATION - 1.3%
4,955	Old Dominion Freight Line, Inc. *	292,692

	TOTAL COMMON STOCK (Cost $20,340,445)	19,994,030

	MASTER LIMITED PARTNERSHIPS - 3.1%
15,400	Lazard Ltd. - Cl. A (Cost $734,857)	693,154

	MONEY MARKET FUND - 8.6%
1,940,517	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.23% (A)
	(Cost $1,940,517)	1,940,517

	TOTAL INVESTMENTS - 100.2% (Cost $23,015,819) (B)	$ 22,627,701
	OTHER ASSETS LESS LIABILITIES - NET - (0.2) %	(45,389)
	NET ASSETS - 100.0%	$ 22,582,312

* Non-income producing securities.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
(A) Variable rate security; the rate shown represents the yield at December 31, 2015.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $23,130,436 and differs from fair value by net unrealized depreciation of securities as follows:
	Unrealized appreciation	$ 1,114,124
	Unrealized depreciation	(1,616,859)
	Net unrealized depreciation	$ (502,735)

Schedule of Investments | International
As of December 31, 2015 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 85.7%
	AEROSPACE/DEFENSE - 1.0%
45,516	Airbus Group SE (ADR)	$ 766,262

	AIRLINES - 1.9%
77,100	Japan Airlines Co. Ltd. (ADR)	1,400,907

	AUTO PARTS & EQUIPMENT - 7.5%
37,400	Continental AG (ADR)	1,799,127
52,000	Magna International, Inc.	2,109,120
21,700	Valeo SA (ADR)	1,679,906
		5,588,153
	BANKS - 9.9%
27,739	DBS Group Holdings Ltd. (ADR)	1,295,273
95,000	ICICI Bank Ltd. (ADR)	743,850
60,100	Intesa Sanpaolo SpA (ADR)	1,201,098
59,200	KBC Groep NV (ADR)	1,844,080
193,000	Sumitomo Mitsui Financial Group, Inc. (ADR)	1,464,870
35,100	Swedbank AB (ADR)	772,024
		7,321,195
	BUILDING MATERIALS - 0.8%
100,000	Asahi Glass Co. Ltd. (ADR)	567,000

	CHEMICALS - 0.9%
7,300	Agrium, Inc.	652,182

	DIVERSIFIED FINANCIAL SERVICES - 4.3%
129,500	Daiwa Securities Group, Inc. (ADR)	787,360
34,600	ORIX Corp. (ADR)	2,430,304
		3,217,664
	ELECTRIC - 2.6%
42,400	Huaneng Power International, Inc. (ADR)	1,454,320
47,900	Power Assets Holdings Ltd. (ADR)	438,285
		1,892,605
	ELECTRONICS - 1.4%
45,900	Orbotech Ltd. *	1,015,767

	ENGINEERING & CONSTRUCTION - 2.2%
103,000	Vinci SA (ADR)	1,652,635

	FOOD - 5.5%
14,000	Kerry Group PLC (ADR)	1,167,600
104,800	Marine Harvest ASA (ADR)	1,381,264
66,200	Seven & I Holdings Co. Ltd. (ADR)	1,512,670
		4,061,534
	HAND/MACHINE TOOLS - 2.7%
96,650	Techtronic Industries Co. (ADR)	1,976,976

	HEALTHCARE - PRODUCTS - 4.2%
88,000	Smith & Nephew PLC (ADR)	3,132,800

	HEALTHCARE - SERVICES - 3.4%
60,500	Fresenius Medical Care AG & Co. (ADR)	2,531,320

	HOME BUILDERS - 2.0%
89,000	Sekisui House Ltd. (ADR)	1,501,430

	INSURANCE - 7.8%
262,000	Aegon NV (ADR)	1,485,540
43,900	Ageas (ADR)	2,035,863
71,200	Muenchener Rueckversicherungs AG (ADR)	1,422,932
33,900	Zurich Insurance Group AG (ADR)	868,687
		5,813,022

Schedule of Investments | International
As of December 31, 2015 (Unaudited) (Continued)

Shares		Fair Value

	INTERNET - 1.3%
50,000	Tencent Holdings Ltd. (ADR)	$ 981,000

	MACHINERY-CONSTRUCTION&MINING - 0.5%
16,000	Atlas Copco AB (ADR)	368,640

	METAL FABRICATE/HARDWARE - 0.9%
66,000	Assa Abloy AB (ADR)	689,040

	MINING - 0.4%
10,000	Rio Tinto PLC (ADR)	291,200

	MISCELLANEOUS MANUFACTURING - 2.3%
40,538	FUJIFILM Holdings Corp. (ADR)	1,690,637

	OIL & GAS - 4.7%
20,200	Eni SpA (ADR)	601,960
43,000	TOTAL SA (ADR)	1,932,850
46,500	Woodside Petroleum Ltd. (ADR)	973,013
		3,507,823
	PHARMACEUTICALS - 6.1%
89,000	Ipsen SA	1,496,980
14,900	Shire PLC (ADR)	3,054,500
		4,551,480
	RETAIL - 1.3%
69,402	CK Hutchinson	932,763

	SEMICONDUCTORS - 2.2%
19,600	NXP Semiconductors NV *	1,651,300

	SOFTWARE - 2.4%
17,000	Amadeus IT Holdings SA	751,060
20,970	Open Text Corp.	1,005,092
		1,756,152
	TELECOMMUNICATIONS - 4.4%
10,000	Globe Telecom, Inc. (ADR)	392,600
51,000	Nippon Telegraph & Telephone Corp. (ADR)	2,026,740
20,000	Philippine Long Distance Telephone Co. (ADR)	855,000
		3,274,340
	TRANSPORTATION - 1.1%
6,400	Canadian Pacific Railway Ltd.	816,640

	TOTAL COMMON STOCK (Cost $56,687,405)	63,602,467

	MONEY MARKET FUND - 15.4%
11,465,977	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.23% (A)	11,465,977
	(Cost $11,465,977)

	TOTAL INVESTMENTS - 101.1% (Cost $68,153,382) (B)	$ 75,068,444
	OTHER ASSETS LESS LIABILITIES - NET - (1.1) %	(819,076)
	NET ASSETS - 100.0%	$ 74,249,368

*Non-income producing securities.
(ADR) American Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at December 31, 2015.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $68,425,293 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 9,497,136
	Unrealized depreciation	(2,853,985)
	Net unrealized appreciation	$ 6,643,151

Schedule of Investments | International
As of December 31, 2015 (Unaudited) (Continued)

Diversification of Assets
Country	% of Net Assets
Japan	18.02%
France	10.14%
Germany	7.75%
Canada	6.17%
Ireland	5.69%
Belguim	5.23%
Britain	4.61%
Hong Kong	4.51%
Netherlands	4.22%
China	3.28%
Sweden	2.46%
Italy	2.43%
Norway	1.86%
Singapore	1.74%
Philippines	1.68%
Israel	1.37%
Australia	1.31%
Switzerland	1.17%
Spain	1.01%
India	1.00%
Total	85.65%
Money Market Fund	15.45%
Other Assets in Excess of Liabilities	(1.10)%
Grand Total	100.00%

Schedule of Investments | Large/Mid Cap Growth
As of December 31, 2015 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 84.1%
	AEROSPACE/DEFENSE - 1.7%
8,290	General Dynamics Corp.	$ 1,138,714

	APPAREL - 2.3%
915	Carter's, Inc.	81,462
4,150	Steven Madden Ltd. *	125,413
21,330	VF Corp.	1,327,792
		1,534,667
	BANKS - 4.5%
44,435	BB&T Corp.	1,680,087
5,525	Iberiabank Corp.	304,262
33,845	Popular, Inc.	959,167
		2,943,516
	BIOTECHNOLOGY - 4.2%
3,305	BioMarin Pharmaceutical, Inc. *	346,232
16,060	Celgene Corp. *	1,923,346
4,725	Charles River Laboratories International, Inc. *	379,843
1,050	Incyte Corp. *	113,872
		2,763,293
	CHEMICALS - 3.2%
7,315	LyondellBasell Industries NV	635,673
14,385	Praxair, Inc.	1,473,024
		2,108,697
	COMMERCIAL SERVICES - 5.9%
30,510	KAR Auction Services, Inc.	1,129,785
44,425	SEI Investments Co.	2,327,870
9,895	Team Health Holdings, Inc. *	434,292
		3,891,947
	COMPUTERS - 3.4%
16,435	Cognizant Technology Solutions Corp. - Cl. A *	986,429
2,260	IHS, Inc. *	267,652
5,600	Manhattan Associates, Inc. *	370,552
11,110	MAXIMUS, Inc.	624,937
		2,249,570
	DISTRIBUTION/WHOLESALE - 1.0%
22,360	HD Supply Holdings, Inc. *	671,471

	DIVERSIFIED FINANCIAL SERVICES - 1.2%
27,500	E*TRADE Financial Corp. *	815,100

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
3,360	Belden, Inc.	160,205

	ELECTRONICS - 4.5%
27,180	Amphenol Corp.	1,419,611
14,960	Honeywell International, Inc.	1,549,407
		2,969,018
	ENGINEERING & CONSTRUCTION - 0.5%
3,200	SBA Communications Corp. *	336,224

	FOOD - 6.2%
23,235	Hain Celestial Group, Inc. *	938,462
12,990	JM Smucker Co.	1,602,187
18,075	McCormick & Co., Inc.	1,546,497
		4,087,146
	HEALTHCARE - SERVICES - 0.4%
1,250	Centene Corp. *	82,262
2,190	Health Net, Inc. *	149,927
		232,189
	HOME BUILDERS - 0.4%
5,375	Lennar Corp.	262,891

Schedule of Investments | Large/Mid Cap Growth
As of December 31, 2015 (Unaudited) (Continued)

Shares		Fair Value

	HOME FURNISHINGS - 0.3%
2,200	Harman International Industries, Inc.	$ 207,262

	HOUSEHOLD PRODUCTS/WARES - 2.2%
24,760	Jarden Corp.	1,414,291

	INSURANCE - 5.7%
17,850	ACE, Ltd.	2,085,773
37,010	Assured Guaranty, Ltd.	978,174
78,025	MGIC Investment Corp. *	688,961
		3,752,908
	LEISURE TIME - 2.3%
29,345	Brunswick Corp.	1,482,216

	OIL & GAS - 2.3%
8,560	ConocoPhillips	399,666
5,995	Diamondback Energy, Inc. *	401,066
10,115	Occidental Petroleum Corp.	683,875
		1,484,607
	OIL & GAS SERVICES- 0.8%
39,125	Superior Energy Services, Inc.	527,014

	PHARMACEUTICALS - 5.3%
22,475	AbbVie, Inc.	1,331,419
4,590	Akorn, Inc. *	171,253
15,860	Express Scripts Holding Co. *	1,386,323
8,620	Quintiles Transnational Holdings, Inc. *	591,849
		3,480,844
	RETAIL - 10.4%
3,100	Advance Auto Parts, Inc.	466,581
2,460	AutoZone, Inc. *	1,825,099
9,705	Costco Wholesale Corp.	1,567,358
25,190	Lowe's Cos, Inc.	1,915,448
12,175	Tractor Supply Co.	1,040,963
		6,815,449
	SEMICONDUCTORS - 9.5%
2,300	Avago Technologies Ltd.	333,845
26,930	Cypress Semiconductor Corp.	264,183
3,690	IPG Photonics Corp. *	329,000
17,470	Linear Technology Corp.	741,951
24,700	Maxim Integrated Products, Inc.	938,600
61,535	Micron Technology, Inc. *	871,336
3,000	Monolithic Power Systems, Inc.	191,130
63,600	NVIDIA Corp.	2,096,256
5,495	NXP Semiconductor NV *	462,954
		6,229,255
	SOFTWARE - 3.0%
13,600	Check Point Software Technologies Ltd. *	1,106,768
3,995	PTC, Inc. *	138,347
10,220	SS&C Technologies Holdings, Inc.	697,719
		1,942,834
	TRANSPORTATION - 2.7%
8,975	Norfolk Southern Corp.	759,195
17,545	Old Dominion Freight Line, Inc. *	1,036,382
		1,795,577

	TOTAL COMMON STOCK (Cost $51,628,563)	55,296,905

	MASTER LIMITED PARTNERSHIPS - 1.7%
25,255	Lazard, Ltd. MLP - Cl. A (Cost $1,220,506)	1,136,728

Schedule of Investments | Large/Mid Cap Growth
As of December 31, 2015 (Unaudited) (Continued)

Shares		Fair Value

MONEY MARKET FUND - 14.2%
9,307,788	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.23% (A)	$ 9,307,788
(Cost $9,307,788)

	TOTAL INVESTMENTS - 100.0% (Cost $62,156,857)(B)	$ 65,741,421
	OTHER ASSETS LESS LIABILITIES - NET - 0.0%	29,468
	NET ASSETS - 100.0%	$ 65,770,889

MLP - Master Limited Partnership
*Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at December 31, 2015.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $62,217,177 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 5,650,109
	Unrealized depreciation	(2,125,865)
	Net unrealized appreciation	$ 3,524,244

Schedule of Investments | Small Cap Value
As of December 31, 2015 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 74.4%
	APPAREL - 2.2%
30,255	Oxford Industries, Inc.	$ 1,930,874

	BANKS - 11.2%
52,817	Chemical Financial Corp.	1,810,039
55,608	Columbia Banking System, Inc.	1,807,816
67,600	Glacier Bancorp, Inc.	1,793,428
12,500	Heritage Commerce Corp.	149,500
73,200	Legacy Texas Financial Group, Inc.	1,831,464
50,674	Opus Bank	1,873,418
15,954	Wintrust Financial Corp.	774,088
		10,039,753
	BUILDING MATERIALS - 7.5%
31,211	Apogee Enterprises, Inc.	1,357,991
70,450	Boise Cascade Co. *	1,798,588
105,686	Continental Building Products, Inc. *	1,845,278
46,426	Trex Co., Inc. *	1,766,045
		6,767,902
	CHEMICALS - 2.0%
58,800	A. Schulman, Inc.	1,801,632

	COMMERCIAL SERVICES - 3.1%
51,218	Kelly Services, Inc. - Cl. A	827,171
60,200	Rent-A-Center, Inc.	901,194
40,736	TrueBlue, Inc. *	1,049,359
		2,777,724
	ELECTRIC - 4.0%
37,800	ALLETE, Inc.	1,921,374
30,700	NorthWestern Corp.	1,665,475
		3,586,849
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.1%
17,845	Littelfuse, Inc.	1,909,593

	ELECTRONICS - 2.1%
20,970	OSI Systems, Inc. *	1,859,200

	ENTERTAINMENT - 2.1%
56,211	International Speedway Corp.	1,895,435

	FOOD - 2.2%
17,263	J & J Snack Foods Corp.	2,014,074

	HEALTHCARE - PRODUCTS - 3.3%
22,056	CONMED Corp.	971,567
31,000	Haemonetics Corp. *	999,440
14,665	Integra LifeSciences Holdings Corp. *	993,994
		2,965,001
	HOME FURNISHINGS - 1.9%
74,728	DTS, Inc. *	1,687,358

	INSURANCE - 3.8%
17,945	AMERISAFE, Inc.	913,400
57,729	Employers Holdings, Inc.	1,576,002
16,297	Safety Insurance Group, Inc.	918,825
		3,408,227

Schedule of Investments | Small Cap Value
As of December 31, 2015 (Unaudited) (Continued)

Shares		Fair Value

	LEISURE TIME - 1.9%
91,262	ClubCorp Holdings, Inc.	$ 1,667,357

	MACHINERY - 2.1%
17,462	Alamo Group, Inc.	909,770
35,293	Gorman-Rupp Co.	943,382
		1,853,152
	MINING - 0.9%
44,400	US Silica Holdings, Inc.	831,612

	OFFICE FURNISHINGS - 1.0%
47,815	Knoll, Inc.	898,922

	OIL & GAS - 4.9%
140,300	Callon Petroleum Co. *	1,170,102
56,800	RSP Permian, Inc. *	1,385,352
220,992	Synergy Resources Corp. *	1,882,852
		4,438,306
	OIL & GAS SERVICES - 1.0%
45,631	Matrix Service Co. *	937,261

	PACKAGING & CONTAINERS - 2.2%
87,200	KapStone Paper and Packaging Corp.	1,969,848

	RETAIL - 4.0%
29,600	Hibbett Sports, Inc. *	895,104
17,200	Lithia Motors, Inc.	1,834,724
41,256	Rush Enterprises, Inc. *	903,094
		3,632,922
	SAVINGS & LOANS - 2.2%
66,723	Berkshire Hills Bancorp, Inc.	1,942,306

	SEMICONDUCTORS - 1.1%
28,100	MKS Instruments, Inc.	1,011,600

	SOFTWARE - 3.8%
44,400	AVG Technologies NV *	890,220
105,450	Everyday Health, Inc.*	634,809
61,721	Omnicell, Inc. *	1,918,289
		3,443,318
	TRANSPORTATION - 1.8%
93,515	Heartland Express, Inc.	1,591,625

	TOTAL COMMON STOCK (Cost $65,659,682)	66,861,851

	REITs - 8.5%
51,693	CyrusOne, Inc.	1,935,903
99,600	STAG Industrial, Inc.	1,837,620
156,097	Summit Hotel Properties, Inc.	1,865,359
86,073	Terreno Realty Corp.	1,946,971
	TOTAL REITs (Cost $6,977,499)	7,585,853

Schedule of Investments | Small Cap Value
As of December 31, 2015 (Unaudited) (Continued)

Shares			Fair Value

MONEY MARKET FUND - 19.7%
17,728,392	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.23% (A)		$ 17,728,392
(Cost $17,728,392)

	TOTAL INVESTMENTS - 102.6% (Cost $90,365,573)(B)		$ 92,176,096
	OTHER ASSETS LESS LIABILITIES - NET - (2.6) %		(2,305,233)
	NET ASSETS - 100.0%		$ 89,870,863

* Non-income producing securities.
LP - Limited Partnership
REIT - Real Estate Investment Trust.
(A) Variable rate security; the rate shown represents the yield at December 31, 2015.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $90,484,129 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 5,069,585
		Unrealized depreciation	(3,377,618)
		Net unrealized appreciation	$ 1,691,967

Schedule of Investments | Large/Mid Cap Value
As of December 31, 2015 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 79.1%
	AEROSPACE/DEFENSE - 3.0%
36,300	General Dynamics Corp.	$ 4,986,168

	APPAREL - 2.2%
59,100	VF Corp.	3,678,975

	AUTO PARTS & EQUIPMENT - 2.3%
89,600	BorgWarner, Inc.	3,873,408

	BANKS - 6.4%
89,100	CIT Group, Inc.	3,537,270
88,200	East West Bancorp, Inc.	3,665,592
28,886	SVB Financial Group *	3,434,546
		10,637,408
	BEVERAGES - 2.5%
45,800	Dr. Pepper Snapple Group, Inc.	4,268,560

	CHEMICALS - 2.1%
13,850	Sherwin-Williams Co.	3,595,460

	COMPUTERS - 5.5%
91,600	Amdocs Ltd.	4,998,612
36,300	DST Systems, Inc.	4,140,378
		9,138,990
	DISTRIBUTION/WHOLESALE - 2.2%
42,200	Genuine Parts Co.	3,624,558

	DIVERSIFIED FINANCIAL SERVICES - 2.3%
113,600	Invesco, Ltd.	3,803,328

	ELECTRIC - 2.4%
77,600	WEC Energy Group, Inc	3,981,656

	ELECTRONICS - 10.9%
69,500	Amphenol Corp.	3,629,985
84,400	Avnet, Inc.	3,615,696
125,200	FLIR Systems, Inc.	3,514,364
36,800	Honeywell International, Inc.	3,811,376
57,000	TE Connectivity, Ltd.	3,682,770
		18,254,191
	FOOD - 5.1%
32,500	JM Smucker Co.	4,008,550
52,300	McCormick & Co., Inc.	4,474,788
		8,483,338
	HEALTHCARE - PRODUCTS - 2.3%
20,500	CR Bard, Inc.	3,883,520

	HOUSEHOLD PRODUCTS/WARES - 1.6%
45,500	Jarden Corp. *	2,598,960

	INSURANCE 2.3%
33,300	ACE Ltd.	3,891,105

	MACHINERY - 0.9%
36,800	Flowserve Corp.	1,548,544

Schedule of Investments | Large/Mid Cap Value
As of December 31, 2015 (Unaudited) (Continued)

Shares		Fair Value

	MISCELLANEOUS MANUFACTURING - 2.3%
50,300	AO Smith Corp.	$ 3,853,483

	OIL & NATURAL GAS - 7.1%
45,900	EOG Resources, Inc.	3,249,261
29,700	EQT Corp.	1,548,261
46,900	Exxon Mobil Corp.	3,655,855
65,500	Marathon Petroleum Corp.	3,395,520
		11,848,897
	PHARMACEUTICALS - 4.6%
44,800	Express Scripts Holding Co. *	3,915,968
47,500	Mead Johnson Nutrition Co.	3,750,125
		7,666,093
	RETAIL - 4.2%
23,475	Advance Auto Parts, Inc.	3,533,222
97,800	Dick's Sporting Goods, Inc.	3,457,230
		6,990,452
	SEMICONDUCTORS - 2.5%
29,300	Avago Technologies, Ltd.	4,252,895

	TEXTILES - 2.3%
20,100	Mohawk Industries, Inc. *	3,806,739

	TRANSPORTATION - 2.1%
45,600	Union Pacific Corp.	3,565,920

	TOTAL COMMON STOCK (Cost $114,250,655)	132,232,648

	MASTER LIMITED PATNERSHIPS - 2.2%
82,300	Lazard, Ltd. MLP - Cl. A (Cost $3,830,967)	3,704,323

	REITs - 5.7%
41,572	Alexandria Real Estate Equities, Inc.	3,756,446
26,600	Regency Centers Corp.	1,811,992
20,500	Simon Property Group, Inc.	3,986,020
	TOTAL REITs (Cost $9,230,256)	9,554,458

	MONEY MARKET FUND - 14.9%
24,854,067	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.23% (A)	24,854,067
	(Cost $24,854,067)

	TOTAL INVESTMENTS - 101.9% (Cost $152,165,945)(B)	$ 170,345,496
	OTHER ASSETS LESS LIABILITIES - NET - (1.9) %	(3,208,541)
	NET ASSETS - 100.0%	$ 167,136,955

MLP - Master Limited Partnership.
* Non-income producing securities.
REIT - Real Estate Investment Trust
(A) Variable rate security; the rate shown represents the yield at December 31, 2015.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $152,047,134 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 22,278,492
	Unrealized depreciation	(3,980,130)
	Net unrealized appreciation	$ 18,298,362

Schedule of Investments | Fixed Income
As of December 31, 2015 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS & NOTES - 96.2%
	CORPORATE BONDS - 27.1%
$ 1,000,000	ABB Finance USA, Inc.	2.875	5/8/2022	$ 986,434
1,000,000	Altera Corp.	1.750	5/15/2017	1,004,213
1,000,000	Boardwalk Pipelines LP	5.750	9/15/2019	1,007,132
750,000	Canadian National Railway Co.	5.800	6/1/2016	765,349
1,000,000	Delphi Automotive Systems Corp.	4.150	3/15/2024	1,009,341
325,000	Eaton Corp.	5.600	5/15/2018	351,517
1,170,000	Enable Midstream Partners LP (A)	3.900	5/15/2024	895,903
1,000,000	Energy Transfer Partners LP	6.700	7/1/2018	1,052,140
500,000	Enterprise Products Operating, LLC	6.125	10/15/2039	458,120
900,000	Equity Residential	5.125	3/15/2016	907,013
1,000,000	Glencore Funding, LLC (A)	4.125	5/30/2023	738,615
750,000	Husky Energy, Inc.	3.950	4/15/2022	696,151
952,776	John Sevier Combined Cycle Generation LLC	4.626	1/15/2042	1,038,242
750,000	Johnson Controls, Inc.	5.000	3/30/2020	803,131
1,000,000	Kennametal, Inc.	3.875	2/15/2022	928,508
800,000	LYB International Finance BV	4.000	7/15/2023	798,778
500,000	ONEOK, Inc.	4.250	2/1/2022	361,250
1,250,000	Pentair Finance SA	4.650	9/15/2025	1,282,904
1,000,000	Phillips 66	2.950	5/1/2017	1,013,920
1,000,000	Plains All American Pipeline LP	3.650	6/1/2022	859,335
1,200,000	Sunoco Logistics Partners LP	4.250	4/1/2024	1,039,598
750,000	Tyco Electronics Group SA	6.550	10/1/2017	808,598
1,200,000	Venta Realty LP/CAP Corp.	3.250	8/15/2022	1,169,849
1,000,000	Welltower, Inc.	3.750	3/15/2023	983,508
	TOTAL CORPORATE BONDS (Cost $22,045,621)			20,959,549

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 69.1%
	GOVERNMENT NOTES & BONDS - 35.5%
1,000,000	Federal Home Loan Banks	5.000	11/17/2017	1,072,327
2,900,000	United States Treasury Note	2.000	1/15/2016	3,475,169
2,900,000	United States Treasury Note	3.875	5/15/2018	3,086,177
2,400,000	United States Treasury Note	2.125	8/31/2020	2,439,094
7,000,000	United States Treasury Note	3.125	5/15/2021	7,446,110
6,750,000	United States Treasury Note	2.250	11/15/2024	6,747,624
2,500,000	United States Treasury Note	4.500	2/15/2036	3,204,932
	TOTAL GOVERNMENT NOTES & BONDS (Cost $27,583,474)			27,471,433

	GOVERNMENT MORTGAGE-BACKED SECURITIES -33.6%
322,660	GNMA Pool	5.500	2/15/2040	359,764
3,437,746	GNMA Pool 8801	3.500	3/15/2043	3,592,410
4,075	GNMA Pool 585163	5.000	2/15/2018	4,193
4,758	GNMA Pool 585180	5.000	2/15/2018	4,919
2,699	GNMA Pool 592492	5.000	3/15/2018	2,790
2,801	GNMA Pool 599821	5.000	1/15/2018	2,888
141,558	GNMA Pool 604182	5.500	4/15/2033	161,139
83,282	GNMA Pool 663776	6.500	1/15/2037	96,668
454,565	GNMA Pool 701857	4.500	5/15/2039	492,053
1,053,133	GNMA Pool 701961	4.500	6/15/2039	1,139,872
307,979	GNMA Pool 734437	4.500	5/15/2041	332,464
834,176	GNMA Pool 737556	4.500	10/15/2040	902,684
36,280	GNMA Pool 781694	6.000	12/15/2031	40,995
939,519	GNMA Pool 783060	4.000	8/15/2040	998,315
487,266	GNMA Pool 783403	3.500	9/15/2041	507,664
1,729,638	GNMA Pool AL 9364	3.500	3/20/2045	1,809,082
33,402	GNMA Pool G2 3584	6.000	7/20/2034	38,119
86,480	GNMA Pool G2 3612	6.500	9/20/2034	100,459
254,418	GNMA Pool G2 3625	6.000	10/20/2034	290,303
94,850	GNMA Pool G2 3637	5.500	11/20/2034	105,768
161,301	GNMA Pool G2 3665	5.500	1/20/2035	180,051
86,804	GNMA Pool G2 3679	6.000	2/20/2035	99,512
176,897	GNMA Pool G2 3711	5.500	5/20/2035	197,255

Schedule of Investments | Fixed Income
As of December 31, 2015 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	GOVERNMENT MORTGAGE-BACKED SECURITIES - 33.6% (Cont.)
$ 139,249	GNMA Pool G2 3865	6.000	6/20/2036	$ 156,884
94,747	GNMA Pool G2 3910	6.000	10/20/2036	107,142
137,891	GNMA Pool G2 4058	5.000	12/20/2037	149,413
192,801	GNMA Pool G2 4072	5.500	1/20/2038	214,999
712,576	GNMA Pool G2 4520	5.000	8/20/2039	787,680
449,513	GNMA Pool G2 4541	5.000	9/20/2039	498,449
825,695	GNMA Pool G2 4947	5.000	2/20/2041	912,765
354,193	GNMA Pool G2 5204	4.500	10/20/2041	385,995
780,824	GNMA Pool G2 752631	4.500	10/20/2040	846,706
2,917,557	GNMA Pool MA0155	4.000	6/20/2042	3,117,900
1,850,064	GNMA Pool MA0220	3.500	7/20/2042	1,935,046
906,920	GNMA Pool MA2681	5.000	3/20/2045	987,399
716,436	GNMA Pool MA2892	3.500	6/20/2045	748,177
1,309,183	GNMA Pool MA2893	4.000	6/20/2045	1,392,076
995,062	GNMA Pool MA2962	4.000	7/20/2045	1,058,293
1,099,078	GNMA Pool MA3106	4.000	9/20/2045	1,169,351
	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $25,783,937)			25,927,642

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $53,367,411)			53,399,075

	TOTAL BONDS AND NOTES (Cost $75,413,032)			74,358,624

Shares
	MONEY MARKET FUND - 3.2%
2,494,985	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.23% (B)			2,494,985
	(Cost $2,494,985)

	TOTAL INVESTMENTS - 99.4% (Cost $77,908,017)(C)			$ 76,853,609
	OTHER ASSETS LESS LIABILITIES - NET - 0.6%			469,044
	NET ASSETS - 100.0%			$ 77,322,653

GNMA - Government National Mortgage Association

(A) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 2.1% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(B) Variable rate security; the rate shown represents the yield at December 31, 2015.
(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $77,908,017 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation	$ 717,750
Unrealized depreciation	(1,772,158)
Net unrealized depreciation	$ (1,054,408)

Schedule of Investments | High Yield Bond
As of December 31, 2015 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 94.8%
$ 1,000,000	AerCap Ireland Capital Ltd.	4.625	7/1/2022	$ 1,013,750
1,000,000	Ally Financial, Inc.	3.500	1/27/2019	987,500
500,000	AmeriGas Finance LLC	7.000	5/20/2022	486,250
500,000	Amsted Industries, Inc. (A)	5.000	3/15/2022	502,500
250,000	Amsted Industries, Inc. (A)	5.375	9/15/2024	246,250
500,000	Anixter, Inc.	5.625	5/1/2019	521,875
500,000	ArcelorMittal (B)	7.250	2/25/2022	405,000
1,000,000	Berry Plastics Corp.	5.125	7/15/2023	975,000
500,000	Bombardier, Inc. (A)	6.125	1/15/2023	347,500
500,000	Braskem Finance, Ltd.	6.450	2/3/2024	432,500
500,000	Calumet Specialty Product Partners	6.500	4/15/2021	437,500
500,000	Cascades, Inc. (A)	5.500	7/15/2022	486,875
500,000	Cemex Finance LLC (A)	6.000	4/1/2024	430,000
1,000,000	CIT Group, Inc.	3.875	2/19/2019	997,500
500,000	Cloud Peak Energy Resources LLC	8.500	12/15/2019	252,500
500,000	CommScope, Inc. (A)	5.000	6/15/2021	481,250
775,000	Corrections Corp. of America	4.125	4/1/2020	771,125
750,000	DaVita HealthCare Partners, Inc.	5.000	5/1/2025	725,625
500,000	DCP Midstream, LLC (A)	5.850	5/21/2043	385,000
500,000	Digicel, Ltd. (A)	6.000	4/15/2021	423,750
500,000	Dollar Tree, Inc. (A)	5.750	3/1/2023	520,000
500,000	DR Horton, Inc.	4.750	2/15/2023	511,750
500,000	DuPont Fabros Technology LP	5.875	9/15/2021	522,500
500,000	Eldorado Gold Corp. (A)	6.125	12/15/2020	440,000
750,000	Energy Transfer Equity LP	5.875	1/15/2024	615,000
500,000	Ferrellgas LP	6.750	1/15/2022	423,750
500,000	Ferrellgas LP (A)	6.750	6/15/2023	410,000
500,000	FTI Consulting, Inc.	6.000	11/15/2022	525,625
500,000	General Cable Corp. (B)	5.750	10/1/2022	387,500
500,000	Genesis Energy LP	5.750	2/15/2021	425,000
500,000	Geo Group, Inc.	5.125	4/1/2023	476,250
500,000	Gibraltar Industries, Inc. (B)	6.250	2/1/2021	511,250
500,000	Global Part / GLP Finance	6.250	7/15/2022	402,500
500,000	Group 1 Automotive, Inc. (B)	5.000	6/1/2022	497,500
1,000,000	HCA, Inc.	5.250	4/15/2025	1,010,000
750,000	Iron Mountain	6.000	8/15/2023	779,063
500,000	Kinder Morgan, Inc. (A)	5.000	2/15/2021	475,771
335,000	Kraft Heinz Foods Co. (A)	4.875	2/15/2025	356,428
500,000	Land O' Lakes, Inc. (A)	6.000	11/15/2022	525,000
625,000	LKQ Corp.	4.750	5/15/2023	589,062
500,000	Martin Midstream Partners LP	7.250	2/15/2021	442,500
500,000	MedAssets, Inc.	8.000	11/15/2018	510,000
500,000	Mednax, Inc. (A)	5.250	12/1/2023	503,750
500,000	Men's Wearhouse, Inc.	7.000	7/1/2022	360,000
750,000	Millicom International Cellular SA (A)	4.750	5/22/2020	675,000
500,000	Molina Healthcare, Inc. (A)	5.375	11/15/2022	501,250
500,000	MPT Operating Partnership LP	6.375	2/15/2022	511,875
750,000	Navient Corp.	4.875	6/17/2019	691,875
250,000	NGL Energy Partners LP	5.125	7/15/2019	198,750
500,000	NGL Energy Partners LP	6.875	10/15/2021	377,500
1,000,000	Noble Energy INC	5.875	6/1/2024	958,441
500,000	NuStar Logistics LP	6.750	2/1/2021	472,500
500,000	Omega Healthcare Investers, Inc.	5.875	3/15/2024	518,750
500,000	Oshkosh Corp.	5.375	3/1/2025	492,500
250,000	Parker Drilling Co.	6.750	7/15/2022	172,500
250,000	Parker Drilling Co.	7.500	8/1/2020	191,250

Schedule of Investments | High Yield Bond
As of December 31, 2015 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 94.8% (Cont.)
$ 500,000	Regency Energy Partners LP	4.500	11/1/2023	$ 433,259
750,000	Reynolds Group Issuer, Inc.	5.750	10/15/2020	764,767
500,000	Rose Rock Midstream LP	5.625	7/15/2022	357,500
500,000	Scotts Miracle-Gro Co. (A)	6.000	10/15/2023	523,750
500,000	Sealed Air Corp. (A)	5.250	4/1/2023	512,500
200,000	Sealed Air Corp. (A)	6.500	12/1/2020	221,500
500,000	SemGroup LP	7.500	6/15/2021	450,000
500,000	Steel Dynamics, Inc.	5.250	4/15/2023	458,750
500,000	Suburban Propane Partners LP	5.500	6/1/2024	407,500
500,000	Summit Midstream Holdings LLC	7.500	7/1/2021	427,500
500,000	Sunoco LP (A)	5.500	8/1/2020	476,250
100,000	Sunoco LP (A)	6.375	4/1/2023	94,500
500,000	Targa Resources Partners LP	4.250	11/15/2023	387,500
500,000	Tempur Sealy International, Inc. (A)	5.625	10/15/2023	507,500
1,000,000	Tenet Healthcare Corp.	4.375	10/1/2021	970,000
500,000	Tesoro Corp.	5.375	10/1/2022	503,125
391,000	Tesoro Logistics LP	5.875	10/1/2020	375,360
500,000	Toll Brothers Finance Corp.	4.875	11/15/2025	492,500
500,000	Tullow Oil PLC (A)	6.000	11/1/2020	350,000
500,000	United Rentals North America, Inc.	4.625	7/15/2023	500,625
500,000	United States Steel Corp.	7.500	3/15/2022	247,500
100,000	USG Corp. (A)	5.875	11/1/2021	104,500
500,000	USG Corp. (B)	9.750	1/15/2018	558,750
500,000	VeriSign, Inc.	4.625	5/1/2023	486,625
500,000	WhiteWave Foods Co.	5.375	10/1/2022	530,000
500,000	WPX Energy, Inc.	5.250	9/15/2024	332,500
750,000	WR Grace & Co. (A)	5.125	10/1/2021	759,375
	TOTAL BONDS & NOTES (Cost $45,064,697)			41,525,276

Shares
	MONEY MARKET FUND - 3.4%
1,483,252	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.23% (B)
	(Cost $1,483,252)			1,483,252

	TOTAL INVESTMENTS - 98.2% (Cost $46,547,949)(C)			$ 43,008,528
	OTHER ASSETS LESS LIABILITIES - NET - 1.8%			792,609
	NET ASSETS - 100.0%			$ 43,801,137

(A) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 25.7% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(B) Variable rate security; the rate shown represents the yield at December 31, 2015.
(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $46,547,949 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation	$ 342,502
			Unrealized depreciation	(3,881,923)
			Net unrealized depreciation	$ (3,539,421)

Schedule of Investments | Israel Common Values
As of December 31, 2015 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 85.5%
	AEROSPACE/DEFENSE - 3.3%
6,501	Elbit Systems Ltd.	$ 574,233

	APPAREL - 2.1%
13,100	Delta-Galil Industries Ltd.	361,563

	AUTO PARTS & EQUIPMENT - 1.9%
8,000	Mobileye NV *	338,240

	BANKS - 11.4%
20,500	Bank Hapoalim BM (ADR)	527,875
106,000	Bank Leumi Le-Israel BM *	367,404
28,300	First International Bank Of Israel	333,796
215,000	Israel Discount Bank Ltd. *	389,715
31,000	Mizrahi Tefahot Bank Ltd.	370,099
		1,988,889
	BUILDING MATERIALS - 2.4%
9,600	Caesar Stone Sdot-Yam Ltd.	416,064

	CHEMICALS - 0.8%
34,700	Israel Chemicals Ltd.	140,535

	COMPUTERS - 0.8%
24,210	Matrix IT Ltd.	140,851

	ELECTRIC - 0.2%
4,200	Kenon Holdings Ltd. *	42,594
1	Ormat Technologies, Inc.	13
		42,607
	ELECTRONICS - 4.3%
14,896	Ituran Location and Control Ltd.	281,981
21,500	Orbotech Ltd. *	475,795
		757,776
	ENERGY-ALTERNATE SOURCES - 0.0%
6,359	Energix-Renewable Energies Ltd. *	4,363

	FOOD - 10.0%
17,000	Frutarom Industries Ltd.	912,219
13,000	Osem Investments Ltd.	222,725
7,300	Rami Levi Chain Stores	335,490
89,000	Shufersal Ltd. *	275,804
		1,746,238
	HOME BUILDERS - 1.7%
1,000	Bayside Land Corp.	301,420

	INVESTMENT COMPANIES - 0.6%
600	Israel Corp. Ltd.	108,773

	OIL & NATURAL GAS - 7.9%
488,000	Avner Oil Exploration LP	301,077
99,000	Delek Drilling LP	315,181
1,786,664	Isramco Negev 2 LP	308,259
1,900	Paz Oil Co. Ltd.	298,495
2,100,000	Ratio Oil Exploration 1992 LP *	149,349
		1,372,361
	PHARMACEUTICALS - 4.4%
36,000	OPKO Health, Inc. *	361,800
2,600	Taro Pharmaceutical Industries Ltd. *	401,830
		763,630
	REAL ESTATE - 7.1%
105,000	Amot Investments Ltd.	337,249
9,100	Azrieli Group	338,776
30,000	Gazit-Globe Ltd.	267,119
9,366	Melisron Ltd.	299,367
		1,242,511

Schedule of Investments | Israel Common Values
As of December 31, 2015 (Unaudited) (Continued)

Shares			Fair Value

	SEMICONDUCTORS - 6.3%
7,600	Mellanox Technologies Ltd. *		$ 320,264
34,000	Nova Measuring Instruments Ltd. *		333,200
30,100	Tower Semiconductor Ltd. *		423,206
1,411	Tower Semiconductor Ltd. *		20,164
			1,096,834
	SOFTWARE - 9.0%
5,100	Check Point Software Technologies Ltd. *		415,038
9,600	CyberArk Software Ltd. *		433,344
63,783	Magic Software Enterprises Ltd.		352,720
35,900	Sapiens International Corp.		366,180
			1,567,282
	TELECOMMUNICATIONS - 9.1%
56,000	Cellcom Israel, Ltd. *		347,200
18,000	Ezchip Semiconductor Ltd. *		444,960
9,900	NICE Systems Ltd. (ADR)		567,468
7,717	Silicom Ltd.		233,825
			1,593,453
	TEXTILES - 2.2%
26,100	Fox Wizel Ltd.		376,734

	TOTAL COMMON STOCK (Cost $12,823,995)		14,934,357

	REITs - 1.9%
45,000	Alony Hetz Properties & Investments Ltd. (Cost $274,334)		325,811

	MONEY MARKET FUND - 14.2%
2,491,343	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.23% (A)		2,491,343
	(Cost $2,491,343)

	TOTAL INVESTMENTS - 101.6% (Cost $15,589,672) (B)		$ 17,751,511
	OTHER ASSETS LESS LIABILITIES - NET - (1.6) %		(279,485)
	NET ASSETS - 100.0%		$ 17,472,026

*Non-income producing securities.
(ADR) American Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at December 31, 2015.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,189,990 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 3,014,221
		Unrealized depreciation	(1,452,700)
		Net unrealized appreciation	$ 1,561,521

Diversification of Assets
Country	% of Net Assets
Israel	85.03%
Singapore	0.24%
United States	2.07%
Total	87.34%
Money Market Fund	14.26%
Other Assets Less Liabilities - Net	(1.60)%
Grand Total	100.00%

Schedule of Investments | Defensive Strategies Fund
As of December 31, 2015 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 17.8%
	AGRICULTURE - 0.3%
726	Andersons, Inc.	$ 22,963
3,838	Bunge Ltd.	262,059
		285,022
	CHEMICALS - 3.4%
261	Agrium, Inc.	23,318
959	American Vanguard Corp.	13,435
17,165	CF Industries Holdings, Inc.	700,504
5,730	FMC Corp.	224,215
5,759	Intrepid Potash, Inc. *	16,989
19,640	K+S AG	504,024
16,037	Mosaic Co.	442,461
19,539	Potash Corp. of Saskatchewan, Inc.	334,508
768	Rayonier Advanced Materials, Inc.	7,519
4,735	Sociedad Quimica Y Minera de (ADR)	90,012
5,372	Syngenta AG (ADR)	422,937
		2,779,922
	COAL - 0.0%
73	Peabody Energy Corp.	561

	ENVIRONMENTAL CONTROL - 0.0%
1,300	Kurita Water Industries Ltd.	27,463

	FOOD - 1.1%
764	BRF (ADR)	10,559
7,477	Cal-Maine Foods, Inc.	346,484
867	Darling Ingredients, Inc *	9,121
1,519	Ingredion, Inc.	145,581
5,814	Pilgrim's Pride Corp.	128,431
4,162	Tyson Foods, Inc.	221,959
		862,135
	IRON/STEEL - 0.7%
1,178	Allegheny Technologies, Inc.	13,253
6,888	ArcelorMittal (ADR)	29,067
7,000	Hitachi Metals Ltd.	87,587
3,701	JFE Holdings, Inc.	59,078
1,483	Nippon Steel & Sumitomo Metal Corp.	29,784
2,640	Nucor Corp.	106,392
1,839	POSCO (ADR)	65,027
502	Reliance Steel & Aluminum Co.	29,071
11,215	Severstal PAO (ADR)	93,814
841	Steel Dynamics, Inc.	15,029
2,358	ThyssenKrupp AG	46,999
1,660	United States Steel Corp.	13,247
		588,348
	MACHINERY - CONSTRUCTION & MINING - 0.0%
2,525	Joy Global, Inc.	31,840

	MACHINERY - DIVERSIFIED - 0.5%
4,531	AGCO Corp.	205,662
2,315	CNH Industrial NV	15,835
10,000	Kubota Corp.	156,967
		378,464
	MINING - 4.5%
7,077	Agnico Eagle Mines Ltd.	185,984
8,885	Anglo American PLC	39,225
13,754	AngloGold Ashanti Ltd. (ADR) *	97,653
2,159	Antofagasta PLC	14,938
10,419	BHP Billiton Ltd.	268,393
234	BHP Billiton PLC (ADR)	5,300
451	Cameco Corp.	5,561
11,212	Cia De Minas Buenaventura (ADR) *	47,987
1,877	Coeur d'Alene Mines Corp. *	4,655

Schedule of Investments | Defensive Strategies Fund
As of December 31, 2015 (Unaudited) (Continued)

Shares		Fair Value

	MINING - 4.5% (Continued)
2,600	Detour Gold Corp. *	$ 26,970
6,686	Eldorado Gold Corp.	19,857
4,798	First Quantum Minerals Ltd.	17,856
5,880	Franco-Nevada Corp.	269,010
1,351	Freeport-McMoRan Copper & Gold, Inc.	9,146
52,642	Glencore International PLC	70,222
107,229	Gold Fields Limited (ADR)	297,024
4,193	Goldcorp, Inc.	48,471
7,047	Harmony Gold Mining Co Ltd. (ADR) *	6,547
5,932	Hecla Mining Co.	11,212
6,495	IAMGOLD Corp. *	9,223
549	KAZ Minerals PLC *	828
24,166	Kinross Gold Corp. *	43,982
5	Lonmin PLC *	6
34,435	MMC Norilsk Nickel (ADR)	436,119
4,211	New Gold, Inc. *	9,770
2,822	Newmont Mining Corp.	50,768
2,818	Pan American Silver Corp.	18,317
8,597	Randgold Resources Ltd. (ADR)	532,412
11,596	Rio Tinto PLC (ADR)	337,676
3,294	Royal Gold, Inc.	120,132
18,701	Silver Wheaton Corp	232,266
5,571	South32 Ltd. (ADR) *	21,253
5,502	Southern Copper Corp.	143,712
11,000	Sumitomo Metal Mining Co. Ltd.	135,305
9,000	Tahoe Resources, Inc.	77,548
3,943	Teck Resources Ltd.	15,157
21,857	Turquoise Hill Resources Ltd. *	55,517
987	Vedanta Ltd. (ADR)	5,488
7,265	Yamana Gold, Inc.	13,513
		3,705,003
	OIL & GAS - 5.3%
492	Anadarko Petroleum Corp.	23,901
1,276	Apache Corp.	56,744
12,018	BG Group PLC	174,524
2,172	California Resources Corp.	5,061
5,702	Canadian Natural Resources Ltd.	124,475
2,966	Cenovus Energy, Inc.	37,363
901	Chesapeake Energy Corp.	4,055
525	Cimarex Energy Co.	46,925
4,498	ConocoPhillips	210,012
682	Devon Energy Corp.	21,824
1,026	Ecopetrol (ADR)	7,192
1,870	Encana Corp.	9,518
1,233	Ensco PLC-Cl. A	18,976
9,954	EOG Resources, Inc.	704,644
56,000	Inpex Corp.	551,945
21,421	Lukoil PJSC (ADR)	689,756
10,433	Marathon Oil Corp.	131,351
647	Noble Energy, Inc.	21,306
4,508	NovaTek OAO (GDR)	370,332
5,432	Occidental Petroleum Corp.	367,258
7,011	Petroleo Brasileiro SA (ADR) *	30,147
244	Pioneer Natural Resources Co.	30,593
2,957	Reliance Industries Ltd. (GDR) (A)	90,484
47,320	Rosneft Oil Company (GDR)	164,484
64	Seventy Seven Energy, Inc. *	67
8,061	Southwestern Energy Co. *	57,314
9,490	Statoil ASA (ADR)	132,480
5,171	Surgutneftegas (ADR)	23,580
2,276	Total SA	102,043
2,350	Transocean Ltd.	29,093
834	Valero Energy Corp.	58,972
1,739	YPF (ADR)	27,337
		4,323,756

Schedule of Investments | Defensive Strategies Fund
As of December 31, 2015 (Unaudited) (Continued)

Shares		Fair Value

	OIL & GAS SERVICES - 1.6%
3,073	Baker Hughes, Inc.	$ 141,819
1,449	Cameron International Corp. *	91,577
7,519	FMC Technologies, Inc. *	218,126
12,469	Halliburton Co.	424,445
13,110	National Oilwell Varco, Inc.	439,054
552	NOW, Inc. *	8,732
		1,323,753
	PIPELINES - 0.1%
2,338	Kinder Morgan, Inc.	34,883
1,592	TransCanada Corp.	51,787
		86,670
	REAL ESTATE - 0.0%
292	RMR Group, Inc. *	4,210

	WATER - 0.3%
1,420	American Water Works Co.	84,845
12,830	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	59,018
963	Severn Trent	30,908
2,116	United Utilities Group PLC	29,184
		203,955

	TOTAL COMMON STOCK (Cost $19,798,095)	14,601,102

	EXCHANGE TRADED FUNDS - 14.8%
61,300	iShares Silver Trust *	808,547
167,300	PowerShares DB Agriculture Fund *	3,448,053
105,400	PowerShares DB Base Metals Fund *	1,252,152
177,500	PowerShares DB Commodity Index Tracking Fund *	2,371,400
203,700	PowerShares DB Energy Fund *	2,280,808
58,300	PowerShares DB US Dollar Endex Bearish Fund *	1,248,792
7,850	SPDR Gold Shares *	796,461
	TOTAL EXCHANGE TRADED FUNDS (Cost $15,661,337)	12,206,213

	REITs - 18.6%
5,900	Apartment Investment & Management Co.	236,177
3,750	AvalonBay Communities, Inc.	690,488
6,000	Boston Properties, Inc.	765,240
29,000	DDR Corp.	488,360
15,900	DiamondRock Hospitality Co.	153,435
9,000	Douglas Emmett, Inc.	280,620
4,833	Education Realty Trust, Inc.	183,074
2,700	Equity Lifestyle Properties, Inc.	180,009
10,600	Equity Residential	864,854
1,254	Essex Property Trust, Inc.	300,220
3,800	Extra Space Storage, Inc.	335,198
1,700	Federal Realty Investment Trust	248,370
11,700	FelCor Lodging Trust, Inc.	85,410
17,600	Hospitality Properties Trust	460,240
23,500	Kimco Realty Corp.	621,810
8,263	Macerich Co.	666,741
3,708	Mid-America Apartment Communities, Inc.	336,723
6,100	National Retail Properties, Inc.	244,305
22,425	Plum Creek Timber Co., Inc.	1,070,121
18,694	Prologis, Inc.	802,346
3,500	PS Business Parks, Inc.	306,005
4,200	Public Storage	1,040,340
6,940	Rayonier, Inc.	154,068
3,200	Regency Centers Corp.	217,984
8,929	Simon Property Group, Inc.	1,736,155
6,350	SL Green Realty Corp.	717,423
6,400	Summit Hotel Properties, Inc.	76,481
5,000	Taubman Centers, Inc.	383,600
12,300	UDR, Inc.	462,111
5,359	Ventas, Inc.	302,408

Schedule of Investments | Defensive Strategies Fund
As of December 31, 2015 (Unaudited) (Continued)

Shares				Fair Value

	REITs - 18.6% (Continued)
10,300	Weingarten Realty Investors			$ 356,174
7,600	Welltower, Inc.			517,028
	TOTAL REITS (Cost $12,036,415)			15,283,518

Par Value		Coupon Rate %	Maturity
	BONDS & NOTES - 30.4%
	COPORATE BONDS - 1.6%
$ 400,000	Energy Transfer Partners LP	6.700	7/1/2018	420,856
400,000	LYB International Finance BV	4.000	7/15/2023	399,389
500,000	Welltower, Inc.	3.750	3/15/2023	491,754
	TOTAL CORPORATE BONDS (Cost $1,326,510)			1,311,999

	GOVERNMENT MORTGAGE-BACKED SECURITIES - 1.7%
636,477	GNMA Pool MA0155	4.000	6/20/2042	680,183
312,282	GNMA Pool 4947	5.000	2/20/2041	345,212
354,193	GNMA Pool 5204	4.500	10/20/2041	385,995
	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $1,388,730)			1,411,390

	TREASURY INFLATION PROTECTED SECURITIES (TIPS) - 27.1%
3,430,000	TIPS	2.000	1/15/2016	4,110,286
2,495,000	TIPS	1.375	1/15/2020	2,855,106
500,000	TIPS	1.250	7/15/2020	567,565
2,240,000	TIPS	1.125	1/15/2021	2,513,165
2,480,000	TIPS	0.625	1/15/2024	2,502,109
395,000	TIPS	2.375	1/15/2025	567,184
1,050,000	TIPS	2.000	1/15/2026	1,399,538
1,835,000	TIPS	1.750	1/15/2028	2,279,275
800,000	TIPS	3.625	4/15/2028	1,540,004
1,350,000	TIPS	2.500	1/15/2029	1,774,404
1,660,000	TIPS	2.125	2/15/2041	2,139,311
	TREASURY INFLATION PROTECTED SECURITIES (TIPS) (Cost $22,709,033)			22,247,947

	TOTAL BONDS AND NOTES (Cost $25,424,273)			24,971,336

Shares
	WARRANTS - 0.00%
178	Hycroft Mining Corp. (Cost $54,161)			130

Ounces
	ALTERNATIVE INVESTMENTS - 9.7%
6,744	Gold Bars *			7,155,095
57,827	Silver Bars *			800,439
	TOTAL ALTERNATIVE INVESTMENTS (Cost $8,900,255)			7,955,534

Shares
	MONEY MARKET FUND - 8.3%
6,860,428	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.23% (B) (Cost $6,860,428)			6,860,428

	TOTAL INVESTMENTS - 99.6% (Cost $88,734,964) (C)			$ 81,878,261
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.4%			340,584
	NET ASSETS - 100.0%			$ 82,218,845

GNMA - Government National Mortgage Association
REIT - Real Estate Investment Trust.
(ADR) American Depositary Receipt.
(GDR) Global Depositary Receipt.
* Non-income producing securities/investments.
** Each put option contract allows the holder of the option to sell 100 shares of the underlying stock.
(A) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 0.0% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(B) Variable rate security; the rate shown represents the yield at December 31, 2015.
(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $88,099,724 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 4,549,917
	Unrealized depreciation	(10,771,380)
	Net unrealized depreciation	$ (6,221,463)

Schedule of Investments | Strategic Growth
As of December 31, 2015 (Unaudited)

Shares		Fair Value

	MUTUAL FUNDS - 96.3% (A)
271,548	Timothy Plan Aggressive Growth Fund	$ 1,908,984
978,760	Timothy Plan Defensive Strategies Fund	10,110,589
191,451	Timothy Plan Emerging Markets Fund	1,232,947
385,734	Timothy Plan Growth & Income Fund	4,092,635
430,551	Timothy Plan High Yield Bond Fund	3,599,404
776,200	Timothy Plan International Fund	6,613,228
126,852	Timothy Plan Israel Common Values Fund *	1,438,504
564,119	Timothy Plan Large/Mid Cap Growth Fund	4,078,577
263,800	Timothy Plan Large/Mid-Cap Value Fund	4,289,387
130,686	Timothy Plan Small-Cap Value Fund	2,006,027
	TOTAL MUTUAL FUNDS (Cost $41,546,267)	39,370,282

	MONEY MARKET FUND - 3.8%
1,535,023	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.23% (B)
	(Cost $1,535,023)	1,535,023

	TOTAL INVESTMENTS - 100.1% (Cost $43,081,290) (C)	$ 40,905,305
	OTHER ASSETS LESS LIABILITIES - NET - (0.1) %	(37,067)
	NET ASSETS - 100.0%	$ 40,868,238

* Non-income producing securities.
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at December 31, 2015.
(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $43,882,796 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 492,585
	Unrealized depreciation	(3,470,076)
	Net unrealized depreciation	$ (2,977,491)

Schedule of Investments | Conservative Growth
As of December 31, 2015 (Unaudited)

Shares		Fair Value

	MUTUAL FUNDS - 95.5% (A)
155,060	Timothy Plan Aggressive Growth Fund	$ 1,090,075
1,168,063	Timothy Plan Defensive Strategies Fund	12,066,097
159,775	Timothy Plan Emerging Markets Fund	1,028,949
1,342,398	Timothy Plan Fixed Income Fund	13,571,650
470,804	Timothy Plan Growth & Income Fund	4,995,225
324,387	Timothy Plan High Yield Bond Fund	2,711,874
789,581	Timothy Plan International Fund	6,727,229
147,455	Timothy Plan Israel Common Values Fund *	1,672,143
420,770	Timothy Plan Large/Mid Cap Growth Fund	3,042,167
204,432	Timothy Plan Large/Mid-Cap Value Fund	3,324,067
159,508	Timothy Plan Small-Cap Value Fund	2,448,440
	TOTAL MUTUAL FUNDS (Cost $56,536,111)	52,677,916

	MONEY MARKET FUND - 4.6%
2,520,146	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.23% (B)	2,520,146
	(Cost $2,520,146)

	TOTAL INVESTMENTS - 100.1% (Cost $59,056,257) (C)	$ 55,198,062
	OTHER ASSETS LESS LIABILITIES - NET - (0.1) %	(43,260)
	NET ASSETS - 100.0%	$ 55,154,802

* Non-income producing securities.
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at December 31, 2015.
(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $59,194,674 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 64,275
	Unrealized depreciation	(4,060,887)
	Net unrealized depreciation	$ (3,996,612)

Schedule of Investments | Emerging Markets
As of December 31, 2015 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 82.2%
	AEROSPACE/DEFENSE - 3.4%
7,820	Embraer SA (ADR)	$ 231,003

	AGRICULTURE - 0.9%
5,029	Adecoagro SA *	61,806

	AIRLINES - 2.3%
3,207	Copa Holdings SA - Cl. A	154,770

	APPAREL - 0.9%
17,500	Yue Yuen Industrial Holdings Ltd.	59,498

	AUTO MANUFACTURERS - 2.4%
3,700	Kia Motors Corp.	165,626

	AUTO PARTS & EQUIPMENT - 3.7%
2,268	China Tuchai International Ltd.	24,404
1,090	Hyundai Mobis Co. Ltd.	228,656
		253,060
	BANKS - 11.5%
29,407	Akbank	67,537
22,600	Banco do Brasil SA	84,109
12,770	Banco Santander Brasil SA (ADR)	49,675
5,120	Erste Group Bank AG *	160,823
23,220	Sberbank of Russia (ADR)	134,444
5,639	Standard Chartered PLC	46,864
40,490	Turkiye Garanti Bankasi AS	98,820
111,600	Turkiye Vakiflar Bankasi Tao	146,515
		788,787
	BUILDING MATERIALS - 1.8%
21,580	Cemex SAB de CV (ADR) *	120,201
373,450	Urbi Desarrollos Urbanos SAB de CV * (A)	5,407
		125,608
	CHEMICALS - 2.1%
44,900	Synthos SA	43,323
218,500	Yingde Gases	100,930
		144,253
	COMMERCIAL SERVICES - 2.2%
9,400	Estacio Participacoes	33,085
42,900	ITE Group PLC	99,773
22,400	Mills Estruturas e Servicos de Engenharia SA *	14,874
		147,732
	DIVERSIFIED FINANCIAL SERVICES - 5.7%
9,440	Hana Financial Group, Inc.	189,594
3,100	KB Financial Group, Inc.	87,455
3,420	Shinhan Financial Group Co. Ltd.	115,110
		392,159
	ELECTRIC - 7.0%
14,780	APR Energy PLC *	37,915
21,890	Centrais Eletricas Brasileiras SA (ADR) *	29,770
8,600	Cia Paranaense de Energia (ADR)	35,046
10,480	Cia Paranaense de Energia	61,518
13,430	Reliance Infrastructure Ltd. (GDR)	312,919
		477,168
	FOOD - 4.7%
232,000	First Pacific Co. Ltd.	153,864
105,800	Marfrig Alimentos SA *	169,762
		323,626
	INVESTMENT COMPANIES - 1.8%
18,990	Grupo Aval Acciones y Valores (ADR)	123,815

Schedule of Investments | Emerging Markets
As of December 31, 2015 (Unaudited) (Continued)

Shares		Fair Value

	IRON/STEEL - 4.3%
890	POSCO	$ 126,108
13,320	Ternium SA (ADR)	165,568
		291,676
	OIL & GAS - 5.5%
12,230	Aygaz AS	42,342
6,624	Lukoil OAO (ADR)	215,181
34,969	Petroleo Brasileiro SA (ADR) *	118,895
		376,418
	RETAIL - 8.3%
18,570	Arcos Dorados Holdings, Inc.	57,753
1,828,000	Bosideng International Holdings Ltd.	158,029
148,200	Chow Tai Fook Jewellery Group Ltd.	95,610
107,000	Lifestyle International Holdings Ltd.	143,031
54,000	Luk Fook Holdings International Ltd.	114,547
		568,970
	SEMICONDUCTORS - 3.0%
5000	MediaTek, Inc.	38,038
163	Samsung Electronics Co., Ltd.	174,783
		212,821
	TELECOMMUNICATIONS - 4.0%
30,880	Mobile TeleSystems PJSC	89,003
694,700	XL Axiata TBK PT *	183,903
		272,906
	TEXTILES - 0.8%
119,500	Weiqiao Textile Co.	55,971

	TRANSPORTATION - 2.0%
29,577	Globaltrans Investment PLC (GDR) *	134,575

	WATER - 3.9%
55,800	Cia de Saneamento Basico do Estado de Sao Paulo	266,700

	TOTAL COMMON STOCK (Cost $8,803,574)	5,628,948

	PREFERRED STOCK - 8.7%
34,700	Alpargatas SA	61,548
11,320	Banco Bradesco SA	55,162
371	Banco Bradesco SA Rights *	194
11,800	Cia Brasileira de Distribuicao	124,820
2,210	Hyundai Mobis Co. Ltd.	193,718
266,200	Surgutneftegas OAO *	160,118
	TOTAL PREFERRED STOCK (Cost $747,709)	595,560

	REITs - 4.3%
39,800	Emlak Konut Gayrimenkul Yatirim Ortakligi	35,471
131,940	Mexico Real Estate Management SA de CV	166,956
55,832	PLA Administradora Industrial S de RL de CV	89,952
	TOTAL REITs (Cost $370,679)	292,379

	MONEY MARKET FUND - 5.5%
380,378	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.23% (B)
	(Cost $380,378)	380,378

	TOTAL INVESTMENTS - 100.7% (Cost $10,302,340) (C)	$ 6,897,265
	OTHER ASSETS LESS LIABILITIES - NET - (0.7) %	(49,156)
	NET ASSETS - 100.0%	$ 6,848,109
ADR-American Depositary Receipt
GDR-Global Depositary Receipt
* Non-income producing securities.

Schedule of Investments | Emerging Markets
As of December 31, 2015 (Unaudited) (Continued)

(A) Illiquid security; the Advisor has determined the security to be illiquid. At December 31, 2015, the securities amounted to 0.1% of net assets.
(B) Variable rate security; the rate shown represents the yield at December 31, 2015.
(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,338,513 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 113,502
	Unrealized depreciation	(3,554,750)
	Net unrealized depreciation	$ (3,441,248)

Diversification of Assets
Country		% of Net Assets
Brazil		19.51%
South Korea		18.71%
Hong Kong		12.05%
Russia		8.74%
Turkey		5.71%
Mexico		5.59%
India		4.57%
Luxembourg		3.32%
Indonesia		2.69%
Austria		2.35%
Panama		2.26%
Britian		2.14%
Cyprus		1.97%
Colombia		1.81%
Argentina		0.84%
China		0.82%
Poland		0.63%
Taiwan		0.56%
United States		0.55%
Singapore		0.36%
Total		95.18%
Money Market Fund		5.55%
Other Assets in Excess of Liabilities - Net		(0.73)%
Grand Total		100.00%

Schedule of Investments | Growth & Income
As of December 31, 2015 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 45.2%
	AUTO PARTS & EQUIPMENT - 4.4%
8,400	American Axle & Manufacturing Holdings, Inc. *	$ 159,096
10,000	Cooper Tire & Rubber Co.	378,500
12,000	Goodyear Tire & Rubber Co.	392,040
7,000	Magna International, Inc.	283,920
30,000	Meritor, Inc. *	250,500
		1,464,056
	BEVERAGES - 1.5%
5,300	Dr Pepper Snapple Group, Inc.	493,960

	CHEMICALS - 1.7%
4,700	Celanese Corp.	316,451
6,000	CF Industries Holdings, Inc.	244,860
		561,311
	COMMERCIAL SERVICES - 2.5%
8,000	Deluxe Corp.	436,320
6,300	Multi-Color Corp.	376,803
		813,123
	DISTRIBUTION/WHOLESALE - 0.7%
7,900	Ingram Micro, Inc.	240,002

	ELECTRIC - 1.5%
7,500	IDACORP, Inc.	510,000

	ELECTRONICS - 3.0%
2,900	Arrow Electronics, Inc. *	157,122
5,900	Avnet, Inc.	252,756
27,000	Orbotech Ltd. *	597,510
		1,007,388
	FOOD - 1.2%
6,000	Ingles Markets, Inc.	264,480
50	Seaboard Corp. *	144,737
		409,217
	HOME FURNISHINGS 1.1%
4,500	American Woodmark Corp.	359,910

	HOUSEHOLD PRODUCTS/WARES - 3.3%
21,000	ACCO Brands Corp. *	149,730
6,000	Avery Dennison Corp.	375,960
6,000	Helen of Troy Ltd. *	565,500
		1,091,190
	INSURANCE - 7.3%
2,200	ACE Ltd.	257,070
8,000	American Financial Group, Inc.	576,640
9,000	AmTrust Financial Services, Inc.	554,220
6,000	Argo Group International Holdings Ltd.	359,040
3,000	FBL Financial Group, Inc.	190,920
12,000	XL Group PLC	470,160
		2,408,050

Schedule of Investments | Growth & Income
As of December 31, 2015 (Unaudited) (Continued)

Shares		Fair Value

	MINING - 0.5%
10,000	Newmont Mining Corp.	$ 179,900

	OIL & GAS - 4.7%
7,000	HollyFrontier Corp.	279,230
6,000	Tesoro Corp.	632,220
9,000	Valero Energy Corp.	636,390
		1,547,840
	PACKAGING & CONTAINERS - 0.5%
3,400	Crown Holdings, Inc. *	172,380

	PHARMACEUTICALS - 2.3%
10,000	Omega Protein Corp. *	222,000
15,000	PharMerica Corp. *	525,000
		747,000
	RETAIL - 3.7%
6,000	Asbury Automotive Group, Inc. *	404,640
8,000	Foot Locker, Inc.	520,720
7,000	Vista Outdoor, Inc. *	311,570
		1,236,930
	SEMICONDUCTORS - 0.4%
9,500	Tower Semiconductor Ltd. *	133,570

	SOFTWARE - 0.8%
2,900	Synnex Corp.	260,797

	TELECOMMUNICATIONS - 2.7%
18,000	Inteliquent, Inc.	319,860
100,000	Vonage Holdings Corp. *	574,000
		893,860
	TRANSPORTATION - 1.4%
60,000	Tsakos Energy Navigation Ltd.	475,200

	TOTAL COMMON STOCK (Cost $14,053,934)	15,005,684

	EXCHANGE TRADED FUNDS - 0.4%
6,800	iShares Gold Trust *	69,564
700	SPDR Gold Shares *	71,022
	TOTAL EXCHANGE TRADED FUNDS (Cost $171,354)	140,586

Schedule of Investments | Growth & Income
As of December 31, 2015 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS & NOTES - 52.0%
	CORPORATE BONDS - 1.4%
$ 250,000	ConocoPhillips Co.	3.350	11/15/2024	$ 228,887
250,000	Exxon Mobil Corp.	2.709	3/6/2025	244,755
	TOTAL CORPORATE BONDS (Cost $505,736)			473,642

	GOVERNMENT NOTES & BONDS - 50.6%
250,000	Federal Farm Credit Banks	2.850	4/3/2025	248,994
200,000	Federal Home Loan Banks	2.000	8/22/2024	198,795
250,000	Federal Home Loan Banks (A)	2.780	2/19/2025	246,956
3,500,000	United States Treasury Note	0.375	2/15/2016	3,500,410
3,000,000	United States Treasury Note	0.250	5/15/2016	2,998,302
1,000,000	United States Treasury Note	1.000	9/30/2016	1,002,109
2,000,000	United States Treasury Note	1.000	3/31/2017	2,003,438
2,000,000	United States Treasury Note	1.625	8/15/2022	1,948,476
2,000,000	United States Treasury Note	1.750	5/15/2023	1,948,906
1,000,000	United States Treasury Note	3.875	8/15/2040	1,169,492
1,500,000	United States Treasury Note	3.125	2/15/2042	1,549,307
	TOTAL GOVERNMENT NOTES & BONDS (Cost 16,646,699)			16,815,185

	TOTAL BONDS & NOTES (Cost $17,152,435)			17,288,827

Shares	MONEY MARKET FUND - 2.3%
772,437	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.23% (B)			772,437
	(Cost $772,437)

	TOTAL INVESTMENTS - 99.9% (Cost $32,150,160)(C)			$ 33,207,534
	OTHER ASSETS LESS LIABILITIES - NET - 0.1%			21,592
	NET ASSETS - 100.0%			$ 33,229,126

* Non-income producing securities.

(A) Step coupon security; interest rate shown reflects the rate currently in effect.
(B) Variable rate security; the rate shown represents the yield at December 31, 2015.
(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $32,166,909 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 1,822,256
	Unrealized depreciation	(781,631)
	Net unrealized appreciation	$ 1,040,625

SCHEDULE OF INVESTMENTS I The Timothy Plan
December 31, 2015 (Unaudited)

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

VALUATION OF FUND OF FUNDS
A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the Underlying Funds.
Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Trust utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

•Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
•Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund generally determines the total value of each class of its shares by using market prices for the securities comprising its portfolio. Equity securities, including common stock, ADRs, REITs, MLPs, ETFs and warrants are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. When market quotations are not readily available, when the Advisor or Sub-Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

Commodities (such as physical metal) are valued at the spot price at 4:00 p.m. E.S.T., as provided by an independent pricing source.

SCHEDULE OF INVESTMENTS I The Timothy Plan
December 31, 2015 (Unaudited) (Continued)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government securities, U.S. government agency securities and treasury inflation protected securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor or Sub-Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The Board has delegated to the Advisor and/or Sub-Advisors responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor or Sub-Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing.  The Board has adopted written policies and procedures to guide the Advisor and Sub-Advisors with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The following is a summary of the inputs used to value each Fund’s assets as of December 31, 2015:
Aggressive Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 19,994,030	$ -	$ -	$ 19,994,030
Master Limited Partnerships	693,154	-	-	693,154
Money Market Fund	1,940,517	-	-	1,940,517
Total	$ 22,627,701	$ -	$ -	$ 22,627,701

International Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 63,602,467	$ -	$ -	$ 63,602,467
Money Market Fund	11,465,977	-	-	11,465,977
Total	$ 75,068,444	$ -	$ -	$ 75,068,444

Large/Mid Cap Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 55,296,905	$ -	$ -	$ 55,296,905
Master Limited Partnerships	1,136,728	-	-	1,136,728
Money Market Fund	9,307,788	-	-	9,307,788
Total	$ 65,741,421	$ -	$ -	$ 65,741,421

SCHEDULE OF INVESTMENTS I The Timothy Plan
December 31, 2015 (Unaudited) (Continued)

Small Cap Value Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 66,861,851	$ -	$ -	$ 66,861,851
REITs	7,585,853	-	-	7,585,853
Money Market Fund	17,728,392	-	-	17,728,392
Total	$ 92,176,096	$ -	$ -	$ 92,176,096

Large/Mid Cap Value Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 132,232,648	$ -	$ -	$ 132,232,648
Master Limited Partnerships	3,704,323	-	-	3,704,323
REITs	9,554,458	-	-	9,554,458
Money Market Fund	24,854,067	-	-	24,854,067
Total	$ 170,345,496	$ -	$ -	$ 170,345,496

Fixed Income Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 20,959,549	$ -	$ 20,959,549
U.S. Government & Agency Obligations	-	27,471,433	-	27,471,433
Government Notes & Bonds	-	25,927,642	-	25,927,642
Money Market Fund	2,494,985	-	-	2,494,985
Total	$ 2,494,985	$ 74,358,624	$ -	$ 76,853,609

High Yield Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$ 41,525,276	$ -	$ 41,525,276
Money Market Fund	1,483,252	-	-	1,483,252
Total	$ 1,483,252	$ 41,525,276	$ -	$ 43,008,528

Defensive Strategies Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 14,601,102	$ -	$ -	$ 14,601,102
Exchange Traded Funds	12,206,213	-	-	12,206,213
REITs	15,283,518	-	-	15,283,518
Corporate Bonds	-	1,311,999	-	1,311,999
Government Mortgage-Backed Securities	-	1,411,390	-	1,411,390
Treasury Inflation Protected Securities (TIPS)	-	22,247,947	-	22,247,947
Warrants	130	-	-	130
Alternative Investments *	7,955,534	-	-	7,955,534
Money Market Fund	6,860,428	-	-	6,860,428
Total	$ 56,906,925	$ 24,971,336	$ -	$ 81,878,261
* Reflects the fund's investment in gold and silver.

Strategic Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 39,370,282	$ -	$ -	$ 39,370,282
Money Market Fund	1,535,023	-	-	1,535,023
Total	$ 40,905,305	$ -	$ -	$ 40,905,305

SCHEDULE OF INVESTMENTS I The Timothy Plan
December 31, 2015 (Unaudited) (Continued)

Conservative Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 52,677,916	$ -	$ -	$ 52,677,916
Money Market Fund	2,520,146	-	-	2,520,146
Total	$ 55,198,062	$ -	$ -	$ 55,198,062

Israel Common Values Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 14,934,357	$ -	$ -	$ 14,934,357
REITs	325,811	-	-	325,811
Money Market Fund	2,491,343	-	-	2,491,343
Total	$ 17,751,511	$ -	$ -	$ 17,751,511

Emerging Markets Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 5,623,541	$ -	$ 5,407	$ 5,628,948
Preferred Stock	595,560	-	-	595,560
REITs	292,379	-	-	292,379
Money Market Fund	380,378	-	-	380,378
Total	$ 6,891,858	$ -	$ 5,407	$ 6,897,265

Growth & Income Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 15,005,684	$ -	$ -	$ 15,005,684
Exchange Traded Funds	140,586	-	-	140,586
Corporate Bonds	-	473,642	-	473,642
Government Notes & Bonds	-	16,815,185	-	16,815,185
Money Market Fund	772,437	-	-	772,437
Total	$ 15,918,707	$ 17,288,827	$ -	$ 33,207,534

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Trust's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Timothy Plan Funds

By

*/s/ Arthur D. Ally

Arthur D. Ally, President / Principle Executive Officer

Date 2/26/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Arthur D. Ally

Arthur D. Ally, President / Principle Executive Officer

Date 2/26/15